Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	500,000	500,000
Common Stock, shares issued	500,000	400,000
Common Stock, shares outstanding	500,000	400,000